COMMITMENTS AND CONTINGENCIES (Details Narrative) - shares	Dec. 14, 2021	Sep. 30, 2022	Mar. 11, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock Shares Issued		450,623,000	10,000,000	442,977,000	357,095,087	1,367,532	2,219,630
EBITDA
Common Stock Shares Issued	500,000
Description of equal issuances	first installment of four equal issuances of 125,000 will be on March 31, 2022.